Consolidated and Combined Carve-Out Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 15,064	$ 745	$ (16,338)
Other comprehensive income, net of tax
Comprehensive income (loss)	$ 15,064	$ 745	$ (16,338)